Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
20.	RELATED PARTY TRANSACTIONS

Name	Relationship with the Group
Mr. Chen	Founder
Xiaomi	Shareholder of the Group
Foshan Wanwuhulian Trade Co., Ltd. (“Foshan Wanwuhulian”)	Controlled by the Founder

The Group’s relationship with Xiaomi

Xiaomi is The Group’s strategic partner and shareholder.

The Group’s sales to Xiaomi is governed by a business cooperation agreement, pursuant to which Xiaomi is responsible for the distribution and sales of such products through their network and sales channels.

The Group also sells products through Xiaomi’s online e-commerce channel Xiaomiyoupin.com, and is charged of commissions pursuant to a commission sales agreement.

20.	RELATED PARTY TRANSACTIONS (Continued)

Transaction with Xiaomi

Business cooperation agreement

The current business corporation agreement entered into in 2019 with Xiaomi governs all the Group’s sales to Xiaomi. It expired in November 2020 and has been automatically extended for a successive one-year period to November 2021.

Under the business cooperation agreement, (i) certain products sold to Xiaomi are exclusively designed for and can only be sold to Xiaomi, (ii) Xiaomi shall purchase these products at a price that covers all of the Group’s costs of raw materials, outsourcing manufacture, models, logistics and paid intellectual property licensing fees, in connection with the manufacture and delivery of these products, and (iii) Xiaomi and the Group shall share gross profits, derived from sales of these products, the retail prices of which were set by Xiaomi and the Group together.

In 2019, the Group has entered into cooperation arrangement with Xiaomi for a certain type of products under which the Group acts as the agent of Xiaomi. The Group charges Xiaomi with reference to market price.

Youpin commission sales agreement

The Group has entered into a commission sales agreement with Xiaomi for the sale of the Group’s own branded products on an E-platform operated by Xiaomi, namely Youpin. The commission sales agreement expired on December 31, 2020 and has been renewed up to December 31, 2021. Furthermore, this agreement may be terminated by Xiaomi with 30 days’ written notice.

Under the commission sales agreement, the Group shall pay a service fee, calculated as certain portion of the sales price excluding customers’ refunds or as otherwise agreed by the parties with respect to specific product lines, as well as a deposit to Xiaomi. The retail prices of the Group’s products on Youpin’s platform shall be no higher than the sales price from any other e-commerce merchants or the Group’s official offline sales channel, including in the event of sales or promotion.

(1)	Amount due from/to related parties

	As of December 31,
	2019	2020
	RMB	RMB
Accounts receivable from a related party:
Xiaomi(a)	707,947	609,094

Other receivables from related parties:
Sales receivable from Xiaomi(b) (c)	23,908	88,029
Other receivables from Xiaomi	36	9
Total	23,944	88,038

Amounts due to related parties:
Advertising and promotion expenses payable to Xiaomi(c)	12,919	—
Purchase payable to Xiaomi(a)	12,187	2,463
Purchase payable to Foshan Wanwuhulian(d)	—	121,321
Research and development expenses payable to Xiaomi	—	408
Total	25,106	124,192

(2)	Purchase from related parties

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Xiaomi(a)	18,235	43,037	50,843
Foshan Wanwuhulian(d)	—	15,422	469,950
Total	18,235	58,459	520,793

20.	RELATED PARTY TRANSACTIONS (Continued)
(3)	Revenue from a related party

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Xiaomi(a)	1,311,852	2,112,170	2,889,441

(4)	Research and development expenses

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Xiaomi	—	657	1,915

(5)	Selling and marketing expenses

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Commission expenses charged by Xiaomi(b)	20,824	58,874	77,163
Advertising and promotion expenses charged by Xiaomi(c)	3,774	22,977	20,060
Total	24,598	81,851	97,223

(6)	Interest expenses

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Xiaomi(e)	440	—	—

(7)	Interest income

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Xiaomi(f)	107	—	—

(a)

Foshan Viomi both sells water purifier and other products to and purchase Xiaomi branded products and certain raw materials from Xiaomi. The amount due from Xiaomi represents receivable arising from sales of water purifier and other products. The balance due to Xiaomi represents payable arising from purchase of Xiaomi branded products and certain raw materials.

(b)

Foshan Viomi sells its own brand products on the E-platform of Xiaomi, which charges Foshan Viomi commission and technical service fees. The amount due from Xiaomi represents sales receivable net of commission.

(c)

Foshan Viomi sells its own brand products on the E-platform of Xiaomi, which provides advertising and promotion service. The amount due from Xiaomi represents sales receivable net of advertising and promotion service in 2020.

(d)	Foshan Viomi purchases products from Foshan Wanwuhulian for trading during the year ended December 31, 2020.
(e)

Interest expense represents the expense of a loan provided by Xiaomi. The loan is RMB31,900 with an interest rate of 5.52% per annum. The loan term is 3 months and will be automatically extended by another 3 months if the two parties do not raise any objections on the maturity date. The loan has been settled in 2018.

(f)

Interest income represents interest from a loan provided to Xiaomi. The loan is US$5,000 with an interest rate of 3-month Libor add 10bps. The loan term is 3 months and will be automatically extended by another 3 months if the two parties do not raise any objections on the maturity date. The loan has been settled in 2018.